23. EMPLOYEE BENEFITS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefits Details 2
Severance indemnity payments	$ 2,829,938	$ 2,859,643
Total	$ 2,829,938	$ 2,859,643	$ 2,617,507	$ 2,463,037